PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of transaction charts of contract asset (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	R$ 705,982,000	R$ 695,938,000
Additions	1,228,641,000	1,057,379,000
Business combination	87,735,000
Write-offs	(25,156,000)	(25,439,000)
Transfer to intangible assets	(878,487,000)	(1,021,896,000)
End of period	1,118,715,000	705,982,000
Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	684,970,000	686,690,000
Additions	1,217,818,000	1,020,176,000
Business combination	87,735,000
Write-offs
Transfer to intangible assets	(880,188,000)	(1,021,896,000)
End of period	1,110,335,000	684,970,000
Moove [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	21,012.000	9,248,000
Additions	10,823,000	37,203,000
Business combination
Write-offs	(25,156,000)	(25,439,000)
Transfer to intangible assets	1,701,000
End of period	R$ 8,380,000	R$ 21,012.000